Kirkpatrick & Lockhart LLP                       1800 Massachusetts Avenue, NW
                                                 Second Floor
                                                 Washington, DC 20036-1800
                                                 202.778.9000
                                                 www.kl.com

                                                 Alexandra LaFrankie
                                                 202.778.9481
                                                 Fax:  202.778.9100
                                                 alafrankie@kl.com


                                 January 6, 2003

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Capital Appreciation Trust
                    File Nos. 2-98634 and 811-4338
                    ------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus in Post-Effective Amendment No. 24 ("PEA No. 24") to its Registration Statement on Form N-1A and that PEA No. 24 was filed electronically.

      If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.

                                Very truly yours,

                                /s/Alexandra C. LaFrankie

                                Alexandra C. LaFrankie



cc:  Donald H. Glassman
      Heritage Asset Management, Inc.